SUBSEQUENT EVENTS (Details) - Subsequent Event [Member]	1 Months Ended
Feb. 28, 2021 USD ($) $ / shares
Subsequent Event [Line Items]
Authorized distribution | $	$ 2,013,762
Distribution declared (in dollars per unit) | $ / shares	$ 0.13